Commitments and Contingencies - Summary of Significant Unrecognized Commitments (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	$ 224
Exploration License (Silver City Project) - Shares	784
Concession holding fees	2,313
Commitments and contingencies	3,322
2020 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	205
Commitments and contingencies	205
2021 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	75
Exploration License (Silver City Project) - Shares	317
Concession holding fees	409
Commitments and contingencies	801
2022 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	149
Exploration License (Silver City Project) - Shares	467
Concession holding fees	592
Commitments and contingencies	1,208
2023 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Concession holding fees	592
Commitments and contingencies	592
2024 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Concession holding fees	515
Commitments and contingencies	$ 515